PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Property and Buildings	$7,532,019	$7,805,988
Leasehold improvement	1,722,562	-
Machinery and equipment	19,467,526	16,969,456
Automobiles	913,888	894,173
Office and electric equipment	736,808	684,899
Subtotal	30,372,803	26,354,516
Construction in progress	96,112	891,206
Less: accumulated depreciation	(8,912,049)	(6,728,482)
Property and equipment, net	$21,556,866	$20,517,240